Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 3,076	$ 4,870
Restricted cash	138	140
Trade receivables	119
Prepaid expenses and other receivables	324	437
Total current assets	3,657	5,447
NON-CURRENT ASSETS:
Property, plant and equipment, net	10,180	10,825
Operating lease right-of-use assets	1,014	1,200
Total non-current assets	11,194	12,025
Total assets	14,851	17,472
CURRENT LIABILITIES:
Trade payables	658	535
Operating lease liabilities	364	396
Other payables	650	849
Total current liabilities	1,672	1,780
NON-CURRENT LIABILITIES:
Warrants liability	3	96
Loan from others	19,820	19,368
Non-current operating lease liabilities	640	797
Total non-current liabilities	20,463	20,261
SHAREHOLDERS’ DEFICIT:
Ordinary shares of no par value: Authorized: 20,000,000,000 shares at June 30, 2024 and at December 31, 2023; Issued and outstanding 3,349,431,584 shares at June 30, 2024 and 1,857,169,984 shares at December 31, 2023
Additional paid-in capital	121,272	119,506
Accumulated deficit	(126,816)	(122,335)
Accumulated other comprehensive loss	(1,740)	(1,740)
Total shareholders’ deficit	(7,284)	(4,569)
Total liabilities and shareholders’ deficit	$ 14,851	$ 17,472